Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Stockholders' Equity

Note 6. STOCKHOLDERS’ EQUITY

Issuance of Common Stock

On February 3, 2014, the Company entered into a consulting agreement (the “Consulting Agreement”) with Knight Global Services, LLC (“Knight Global”) pursuant to which the Company retained Knight Global to assist the Company with increasing awareness of its electronic cigarette brands as well as assisting the Company to expand and diversify its relationships with large retailers and national chains. Knight Global is a wholly owned subsidiary of Knight Global, LLC of which Ryan Kavanaugh is an investor and principal. Effective March 5, 2014, the Board of Directors of the Company elected Mr. Kavanaugh as a member of the Board of Directors in accordance with the Consulting Agreement. Knight Global serves as the family office for Mr. Kavanaugh.

Under the terms of the Consulting Agreement, the Company issued to Mr. Kavanaugh 80,000 shares of its common stock, of which 10,000 shares vested immediately while the remaining 70,000 shares vest in installments of 10,000 shares per quarterly period beginning on the 90th day following February 3, 2014 and each ensuing quarterly period thereafter so long as the Consulting Agreement has not been terminated and during each quarterly period Knight Global has presented the Company with a minimum of six (6) bona fide opportunities for activities specified in the Consulting Agreement that are intended to increase awareness of the Company’s electronic cigarettes. In addition, during the term of the Consulting Agreement, which is 2 years, and during an 18-month post-termination period, the Company has agreed to pay Knight Global commissions payable in cash equal to 6% of “net sales” (as defined in the Consulting Agreement) of its products to retailers introduced by Knight Global and to retailers with which the Company has existing relationships and with which Knight Global is able, based on its verifiable efforts, to increase net sales of the Company’s products.

The grant date fair value of the common shares issued on February 3, 2014 was $3,080,000 based on closing price per share of the Company’s common stock, as reported on the OTC Bulletin Board, on February 3, 2014. On January 24, 2015, the Company and Knight Global mutually agreed to terminate the Consulting Agreement as it was in the best interests of both parties to do so. As a result of such termination, the Company issued 10,000 shares of its common stock to Knight Global pursuant to the early termination provisions of the Consulting Agreement. The Company cancelled 30,000 shares that were not vested that had been previously issued to Mr. Kavanaugh. In addition, on January 24, 2015, the Company received notice from Ryan Kavanaugh, a director of the Company that he had resigned from the Company’s board of directors, effective immediately.

During the three months ended March 31, 2015 and 2014, the Company recognized stock-based compensation expense, for the Consulting Agreement, in the amount of $322,067 and $592,300, which is included as part of selling, general and administrative expense in the accompanying condensed consolidated statements of operations.

Private Placement of Common Stock

In connection with the Merger, on March 3, 2015, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain accredited investors providing for the sale of $3,500,960 in shares of the Company’s Common Stock, par value $0.001 per share, at a price of $5.10 per share. The Company also issued Warrants to purchasers of the shares to acquire an aggregate of 547,026 shares of the Company’s Common Stock with an exercise price of $6.40 per share. The shares and Warrants were issued and sold through an exempt private securities offering to certain accredited investors. The Company incurred aggregate offering costs of $559,000 in connection with the private placement, of which $350,000 was paid to Palladium Capital Advisors, the Company’s placement agent.

Under the Purchase Agreement, the Company made certain customary representations and warranties to the purchasers concerning the Company and its operations. The Company has also agreed to register the Common Stock and the Warrants for resale pursuant to an effective registration statement which must be filed within 45 days of March 3, 2015 and must be effective by the later of (i) the 90th day following March 3, 2015 (if no SEC review) or (ii) the 120th day following March 3, 2015 (if subject to SEC review). If the Form S-3 Registration Statement is not effective for resales for more than 10 consecutive days or more than 15 days in any 12 month period during the registration period (i.e., the earlier of the date on which the shares have been sold or are eligible for sale under SEC Rule 144 without restriction), the Company is required to pay the investors (other than its participating officers and directors) liquidated damages in cash equal to 1.5% of the aggregate purchase price paid by the investors for the shares for every 30 days or portion thereof until the default is cured. Such cash payments could be as much as $52,500 for every 30 days. The initial Form S-3 was filed on April 17, 2015.

Warrants

A summary of warrant activity for the three months ended March 31, 2015 is presented below:

	Number of Warrants	Weighted- Average Exercise Price	Weighted- Average Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2015	243,218	$10.05
Warrants granted	598,763	8.20
Warrants exercised	—	—
Warrants forfeited or expired	—	—

Outstanding at March 31, 2015	841,981	$8.75	5.0	$-

Exercisable at March 31, 2015	603,345	$8.25	5.0	$-

Stock-based Compensation

During the three months ended March 31, 2015 and 2014, the Company recognized stock-based compensation expense in connection with the amortization of stock option expense of $364,576 and $18,106, respectively, which is included as part of selling, general and administrative expense in the accompanying condensed consolidated statements of operations. No employee stock options were granted during the first quarter of 2015, with the exception of the 19,734 options granted in connection with the Merger, for which the grant date fair value was determined to be immaterial.

Stock option activity

Options outstanding at March 31, 2015 under the various plans are as follows:

Plan	Total Number of Options Outstanding under Plans
Equity compensation plans not approved by security holders	180,000
Equity Incentive Plan	68,567
248,567

A summary of activity under all option Plans at March 31, 2015 and changes during the three months ended March 31, 2015:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2015	268,860	$15.4	6.53	$-
Options granted	3,947	28.05	-	-
Options exercised	-	-	-	-
Options forfeited or expired	(24,240)	36.60	-	-
Outstanding at March 31, 2015	248,567	$13.55	6.17	$-
Exercisable at March 31, 2015	209,847	$11.30	6.52	$-
Options available for grant at March 31, 2015	281,773

At March 31, 2015 the amount of unamortized stock-based compensation expense on unvested stock options granted to employees and consultants was $338,105 and will vest over 1.6 years.

Loss per share

Basic loss per share is computed by dividing the net loss available to common stockholders by the weighted average number of common shares outstanding during the period. Diluted loss per share is computed using the weighted average number of common shares and, if dilutive, potential common shares outstanding during the period. Potential common shares consist of the incremental common shares issuable upon the exercise of stock options (using the treasury stock method) and the conversion of the Company’s convertible debt and warrants (using the if-converted method). Diluted loss per share excludes the shares issuable upon the exercise of stock options from the calculation of net loss per share, as their effect is antidilutive. The following table summarizes the Company’s securities that have been excluded from the calculation of basic and dilutive loss per share as their effect would be anti-dilutive:

	March 31,
	2015	2014

Convertible debt	358,862	-
Stock options	244,620	234,900
Warrants	841,981	43,176
Total	1,445,463	278,076

Note 9. STOCKHOLDERS’ EQUITY

Preferred Stock

The Company’s amended and restated articles of incorporation authorizes the Company’s Board of Directors to issue up to 1,000,000 shares of “blank check” preferred stock, having a $0.001 par value, in one or more series without stockholder approval. Each such series of preferred stock may have such number of shares, designations, preferences, voting powers, qualifications, and special or relative rights or privileges as determined by the Company’s Board of Directors. At December 31, 2014 and 2013, no shares of preferred stock were issued or outstanding.

Common Stock

The Company’s amended and restated articles of incorporation authorizes the Company’s Board of Directors to issue up to 50,000,000 shares of common stock having a par value of $0.001 per share. Each share entitles the holder to one vote.

Common Stock Issued for Services

On March 15 and June 15, 2013, the Company issued a total of 4,000 shares of common stock, pursuant to a consultancy agreement dated March 4, 2013. The Company terminated this consultancy agreement effective June 2013. Prior to termination of the agreement, the Company had agreed to issue on a quarterly basis common stock as compensation for services provided thereunder. The Company determined that the fair value of the common stock issued was more readily determinable than the fair value of the services provided. Accordingly, the Company recorded the fair market value of the stock as compensation expense. The Company valued the shares issued on March 15 and June 15, 2013 shares at $29,500 and $57,500, respectively, based on closing price per share of the Company’s common stock, as reported on the OTC Bulletin Board, on March 15 and June 15, 2013, respectively. During the year ended December 31, 2013, the Company recognized stock-based compensation expense in the amount of $87,000, which is included as part of selling, general and administrative expense in the accompanying consolidated statements of operations.

On February 3, 2014, the Company entered into a consulting agreement (the “Consulting Agreement”) with Knight Global Services, LLC (“Knight Global”) pursuant to which the Company retained Knight Global to assist the Company with increasing awareness of its electronic cigarette brands as well as assisting the Company to expand and diversify its relationships with large retailers and national chains. Knight Global is a wholly owned subsidiary of Knight Global, LLC of which Ryan Kavanaugh is an investor and principal. Effective March 5, 2014, the Board of Directors of the Company elected Mr. Kavanaugh as a member of the Board of Directors in accordance with the Consulting Agreement. Knight Global serves as the family office for Mr. Kavanaugh. Mr. Kavanaugh is the Founder and Chief Executive Officer of Relativity, a next-generation media company engaged in multiple aspects of entertainment, including film production; financing and distribution; television; sports management; music publishing; and digital media.

Under the terms of the Consulting Agreement, the Company has issued to Mr. Kavanaugh 80,000 shares of its common stock, of which 10,000 shares vested immediately upon execution of the Consulting Agreement, 10,000 shares vested on May 3, 2014, 10,000 shares vested on August 3, 2014, 10,000 shares vested on November 3, 2014 and 10,000 shares will vest in installments of 10,000 shares each quarterly period beginning on the 90th day following November 3, 2014 and each ensuing quarterly period thereafter so long as the Consulting Agreement has not been terminated and during each quarterly period Knight Global has presented the Company with a minimum of six (6) bona fide opportunities for activities specified in the Consulting Agreement that are intended to increase awareness of the Company’s electronic cigarettes. In addition, during the term of the Consulting Agreement, which is 2 years, and during an 18-month post-termination period, the Company has agreed to pay Knight Global commissions payable in cash equal to 6% of “net sales” (as defined in the Consulting Agreement) of its products to retailers introduced by Knight Global and to retailers with which the Company has existing relationships and with which Knight Global is able, based on its verifiable efforts, to increase net sales of the Company’s products. No commissions were paid under the consulting agreement during the year ended December 31, 2014.

The grant date fair value of the common shares issued on February 3, 2014 was $3,080,000 based on closing price per share of the Company’s common stock, as reported on the OTC Bulletin Board, on February 3, 2014. During the year ended December 31, 2014, the Company recognized stock-based compensation expense relating to the Consulting Agreement, in the amount of $1,602,933, which is included as part of selling, general and administrative expense in the accompanying consolidated statements of operations.

On January 24, 2015, the Company and Knight Global mutually agreed to terminate the Consulting Agreement as it was in the best interests of both parties to do so. As a result of such termination, the Company issued 10,000 shares of its common stock to Knight Global pursuant to the early termination provisions of the Consulting Agreement. The Company will incur $322,067 in connection with this final issuance during the first quarter of 2015. In addition, on January 24, 2015, the Company received notice from Ryan Kavanaugh, a director of the Company that he had resigned from the Company’s board of directors, effective immediately.

Private Placement of Common Stock

On October 22, 2013, the Company entered into a purchase agreement (the “Purchase Agreement”) with various institutional and individual accredited investors and certain of its officers and directors to raise gross proceeds of $10 million in a private placement of 666,668 shares of its common stock at a per share price of $15.00 (the “Private Placement”). On October 29, 2013, the Company completed the Private Placement. The Company received net proceeds from the Private Placement of approximately $9.0 million, after paying placement agent fees and estimated offering expenses, which the Company used to fund its growth initiatives and for working capital purposes. Of the approximate $1 million in offering costs, approximately $110,000 were incurred during the year ended December 31, 2014.

Pursuant to the Purchase Agreement, concomitantly with completion of the Private Placement, the Company entered into a registration rights agreement with the investors (other than its participating officers and directors), pursuant to which the Company filed with the SEC an initial registration statement to register for resale the 3,216,171 shares of the Company’s common stock purchased by the investors (other than the Company’s participating officers and directors). The initial registration statement was declared effective by the SEC on January 27, 2014. On March 5, 2014, the Company filed a post-effective amendment to the initial registration statement. The post-effective amendment to the initial registration statement was declared effective by the SEC on March 11, 2014. On June 20, 2014, the Company filed a second post-effective amendment to the initial registration statement. The second post-effective amendment to the initial registration statement was declared effective by the SEC on June 27, 2014. If the second post-effective amendment to the initial registration statement after being declared effective by the SEC is not effective for resales for more than 20 consecutive days or more than 45 days in any 12 month period during the registration period (i.e., the earlier of the date on which the shares have been sold or are eligible for sale under SEC Rule 144 without restriction), the Company is required to pay the investors (other than the Company’s participating officers and directors) liquidated damages in cash equal to 1.5% of the aggregate purchase price paid by the investors for the shares for every 30 days or portion thereof until the default is cured. These cash payments could be as much as $81,489 for every 30 days.

Under the terms of the Purchase Agreement, the Company:

●	Amended its existing equity incentive plan on November 20, 2013 to reduce the number of shares of its common stock reserved and available for issuance under the plan to 360,000 from 1,600,000.

●	Effectuated a reverse stock split of its common stock at a ratio of 1-for-5, which became effective in the marketplace at the opening of business December 27, 2013 (as disclosed in Note 1 above).

●	Reincorporated to the State of Delaware effective on December 31, 2013 (as disclosed in Note 1).

●	Reconstituted its board of directors effective April 25, 2014 so that the board of directors consists of five members, a majority of whom each qualify as an “independent director” as defined in NASDAQ Marketplace Rule 5605(a)(2) and the related NASDAQ interpretative guidance; and

●	Listed its common stock on The NASDAQ Capital Market effective May 30, 2014.

In conjunction with completion of the Private Placement, on October 29, 2013, the holders of the Company’s approximately $1.7 million of outstanding senior convertible notes, some of whom were officers and directors of the Company, converted in full all of these senior convertible notes into approximately 780,000 shares of the Company’s common stock, whereupon all of these senior convertible notes were fully extinguished and cease to be outstanding. See Note 6.

All of the warrants issued in conjunction with the convertible notes described in Note 6 and the Private Placement were evaluated in accordance with ASC 815 and were determined to be equity instruments. The Company estimated the fair value of these Warrants using the Black-Scholes-Merton valuation model. The significant assumptions which the Company used to measure their respective fair values included stock prices ranging from $5.00 to $17.50 per share, expected terms of 5 years, volatility ranging from 30.3% to 51.4%, risk free interest rates ranging from 0.71% to 0.90%, and a dividend yield of 0.0%.

Warrants

A summary of warrant activity for the years ended December 31, 2014 and 2013 is presented below:

	Number of Warrants	Weighted- Average Exercise Price	Weighted- Average Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2013	2,135	$5.40
Warrants granted	41,041	16.70
Warrants exercised	—	—
Warrants forfeited or expired	—	—
Outstanding at December 31, 2013	43,176	$16.15
Warrants granted	238,636	10.00
Warrants exercised	(38,594)	16.50
Warrants forfeited or expired	—	—
Outstanding at December 31, 2014	243,218	$10.05	5.0	$—
Exercisable at December 31, 2014	43,124	$16.15	5.0	$—

During the year ended December 31, 2014, 192,970 warrants were exercised in a cashless manner into 28,477 shares of common stock.

Equity Incentive Plan

There are 360,000 shares of common stock reserved for issuance under the Company’s Equity Incentive Plan (after giving effect to the reduction of the number of shares reserved and available for issuance thereunder and the 1-for-5 reverse stock split, each as implemented in accordance with the Purchase Agreement governing the Private Placement), which was duly adopted by the stockholders on November 24, 2009. The Plan provides for the granting of incentive stock options to employees, the granting of non-qualified stock options to employees, non-employee directors and consultants, and the granting of restricted stock to employees, non-employee directors and consultants in connection with their retention and/or continued employment by the Company. Options issued under the Plan generally have a ten-year term and generally become exercisable over a four-year period. Shares subject to awards that expire unexercised or are forfeited or terminated will again become available for issuance under the Plan. No participant in the Equity Incentive Plan can receive option grants and/or restricted shares for more than 20% of the total shares subject to the Plan.

Stock-Based Compensation

On March 6, 2014, the Board granted to Ryan Kavanaugh a non-qualified Director’s stock option award under the Company’s Equity Incentive Plan to purchase up to 12,000 shares of the Company’s common stock at an exercise price per share equal to $41.50 (the closing share price of the Company’s common stock as reported on the OTC Bulletin Board at the close of trading on the grant date). On April 25, 2014, the Board granted to each of the three (3) other New Directors a non-qualified stock option award under the Company’s Equity Incentive Plan to purchase up to 12,000 shares of the Company’s common stock at an exercise price per share equal to $32.40 (the closing share price of the Company’s common stock as reported on the OTC Bulletin Board at the close of trading on the grant date). Each of the New Director’s stock options expire on the fifth anniversary of the grant date, vest in equal annual installments over a three-year period from the grant date subject to he/she serving as a member of the Board on each such vesting date and is to be evidenced by a non-qualified stock option agreement customarily utilized under the Equity Incentive Plan. The weighted average grant date fair value of the March 6 and April 25, 2014 awards were $149,160 and $315,720, respectively.

In addition, during the year ended December 31, 2014, the Company issued non-qualified stock option awards under the Company’s Equity Incentive Plan to purchase up to 2,400 shares of the Company’s common stock at an exercise price equal to $8.30 (the closing share price of the Company’s common stock as reported on the OTC Bulletin Board at the close of trading on the grant date). The options vest in 3 annual installments and had an aggregate grant date fair value of $29,832.

During the year ended December 31, 2013, the Company issued non-qualified stock option awards under the Company’s Equity Incentive Plan to purchase up to 2,000 shares of the Company’s common stock at an exercise price equal to $21.75 (the closing share price of the Company’s common stock as reported on the OTC Bulletin Board at the close of trading on the grant date) that vest in 3 annual installments and had an aggregate grant date fair value of $25,900 and up to 31,200 shares of the Company’s common stock at an exercise price equal to $21.75 (the closing share price of the Company’s common stock as reported on the OTC Bulletin Board at the close of trading on the grant date) that vest in 4 annual installments and had an aggregate grant date fair value of $80,808.

The fair value of employee stock options was estimated using the following weighted-average assumptions:

	For the Years Ended December 31,
	2014	2013
Expected term	5 - 7 years	6.3 - 10 years
Risk Free interest rate	1.57% - 1.72%	2.62%
Dividend yield	0.0%	0.0%
Volatility	27% - 31%	46.3%

Stock option activity

Options outstanding at December 31, 2014 under the various plans are as follows (in thousands):

Plan	Total Number of Options Outstanding in Plans
Equity compensation plans not approved by security holders	180
Equity Incentive Plan	89
269

A summary of activity under all option Plans for the years ended December 31, 2014 and 2013 is presented below (in thousands, except per share data):

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2013	226	$10.30
Options granted	8	21.75
Options exercised	(8)	7.85
Options forfeited or expired	(2)	6.35
Outstanding at December 31, 2013	224	10.85
Options granted	50	35.00
Options exercised	(1)	5.00
Options forfeited or expired	(4)	7.35
Outstanding at December 31, 2014	269	$15.40	6.53	$-
Exercisable at December 31, 2014	203	$10.85	6.45	$-
Options available for grants at December 31, 2014	260

For the years ended December 31, 2014 and 2013, the Company’s estimated forfeiture rate utilized ranged from 0.01% to 0.02%.

During the years ended December 31, 2014 and 2013, the Company recognized stock-based compensation expense, for the vesting of stock options, of $163,646 and $48,239, respectively. Stock-based compensation expense is included as part of selling, general and administrative expense in the accompanying consolidated statements of operations.

As of December 31, 2014, 1,012,745 common stock options that were granted had vested and 66,311 common stock options were unvested. At December 31, 2014 and 2013, the amount of unamortized stock-based compensation expense on unvested stock options granted to employees and consultants was and $476,828 and $150,037, respectively. The unamortized amounts will be amortized over the remaining vesting period through September 30, 2016.

The Company accounts for share-based awards exchanged for employee services at the estimated grant date fair value of the award. Compensation expense includes the impact of an estimate for forfeitures for all stock options. The Company estimated the fair value of employee stock options using the Black-Scholes-Merton option pricing model. The fair value of employee stock options is being amortized on a straight-line basis over the requisite service periods of the respective awards. The expected term of such stock options represents the average period the stock options are expected to remain outstanding and is based on the expected term calculated using the approach prescribed by SAB 107 for “plain vanilla” options. Through September 30, 2014, the expected stock price volatility for the Company’s stock options was determined by using an average of the historical volatilities of the Company and industry peers. Beginning in the fourth quarter of 2014, the Company began estimating its expected volatility using the weekly trading prices of its own common stock as the Company felt this was a more appropriate measure. The risk-free interest rate assumption is based on the U.S. Treasury instruments whose term was consistent with the expected term of the Company’s stock options. The expected dividend assumption is based on the Company’s history and expectation of dividend payouts.

(Loss) Earnings Per Share

The Company utilizes ASC 260, “Earnings per Share,” (“ASC 260”) to calculate earnings or loss per share. Basic earnings or loss per share is computed by dividing the net income or loss available to common stockholders by the weighted average number of common shares outstanding during the period. Diluted earnings or loss per share is computed using the weighted average number of common shares and, if dilutive, potential common shares outstanding during the period. Potential common shares consist of the incremental common shares issuable upon the exercise of stock options (using the treasury stock method) and the conversion of the Company’s convertible debt and warrants (using the if-converted method). Diluted loss per share excludes the shares issuable upon the exercise of stock options, convertible notes and common stock purchase warrants from the calculation of net loss per share, as their effect is antidilutive.

The following table reconciles the numerator and denominator for the calculation:

	For the years ended December 31,
	2014	2013
Net (loss) income - basic	$(13,852,249)	$801,352
Denominator – basic:
Weighted average number of common shares outstanding	3,283,030	2,563,697
Basic (loss) earnings per common share	$(4.22)	$0.31
Net (loss) earnings – diluted	$(13,852,249)	$801,352
Denominator – diluted:
Basic weighted average number of common shares outstanding	3,283,030	2,563,697
Weighted average effect of dilutive securities:
Common share equivalents of outstanding stock options	-	69,886
Common share equivalents of convertible debt	-	-
Common share equivalents of outstanding warrants	-	3,690
Diluted weighted average number of common shares outstanding	3,283,030	2,637,273
Diluted (loss) earnings per common share	$(4.22)	$0.30
Securities excluded from the weighted outstanding calculation because their inclusion would have been antidilutive:
Convertible debt	227,273	—
Stock options	268,860	1,287
Warrants	243,218	818

Vaporin Inc [Member]
Stockholders' Equity

NOTE 11 – STOCKHOLDERS’ EQUITY

The Company is authorized to issue up to 200,000,000 shares of common stock, par value $0.0001 per share, and 50,000,000 shares of blank check preferred stock, par value $0.0001 per share. On September 8, 2014, the Company filed an amendment to its Certificate of Incorporation with the Secretary of State of Delaware effecting the Reverse Split (the “Reverse Split”). As a result of the Reverse Split, every 50 shares of the Company’s common stock were combined into one share of common stock. Immediately after the September 8, 2014 effective date, the Company had approximately 3,826,493 shares of common stock outstanding. The authorized number of shares of the Company’s common stock and the par value remained the same. The Reverse Split did not affect the number of shares of preferred stock and certain derivative securities outstanding; however it did affect the number of shares issuable to holders upon conversion or exercise of such securities. All share and per share values for all periods presented in the accompanying consolidated financial statements are retroactively restated for the effect of the reverse stock split.

On May 30, 2014, the Board of Directors of the Company approved an amendment (the “Amendment”) to the 2014 Equity Incentive Plan (the “Plan”) which provides for the grant of incentive stock options, non-qualified stock options, restricted stock, restricted stock units (“RSUs”) and stock appreciation rights to employees, consultants, officers and directors of the Company in order to help the Company attract, retain and incentivize qualified individuals that will contribute to the Company’s success. The Amendment increased the maximum number of shares of the Company’s common stock that may be issued under the Plan from a total of 500,000 shares to a total of 1,000,000 shares.

Series A Preferred Stock

On April 8, 2014, the holders of all shares of the Company’s Series A Preferred Stock converted the shares of Series A Preferred Stock into a total of 60,000 shares of common stock. At December 31, 2014, the Company did not have any shares of Series A Preferred Stock outstanding.

Series B Preferred Stock

The Company has outstanding 100,000 shares of Series B Preferred Stock. Each share has a liquidation preference equal to $0.0001 per share. Shares of Series B Preferred Stock are convertible at any time on a share-for-share basis, subject to a limitation that the holder shall not at any time be a beneficial owner of more than 9.99% of the Company’s common stock outstanding at such time. The Series B votes on an as-converted basis, subject to this limitation. Holders of Series B have no dividend preference.

Series C Preferred Stock

The Company has outstanding 1,550 shares of Series C Preferred Stock. Each share has a liquidation preference equal to $0.0001 per share. Shares of Series C Preferred Stock are convertible at any time on a 1 share of Series C Preferred Stock-for-1,000 shares of common stock basis, subject to a limitation that the holder shall not at any time be a beneficial owner of more than 9.99% of the Company’s common stock outstanding at such time. The Series C votes on an as-converted basis, subject to this limitation. Holders of Series C have no dividend preference.

Series E Preferred Stock

On September 2, 2014, the Company filed a Certificate of Designation creating the Series E Convertible Preferred Stock of the Company. The Series E shares: (i) automatically convert into shares of the Company’s common stock at a rate of 285,714.29 shares of common stock for each share of Series E at such time that the Company has sufficient authorized capital, (ii) are entitled to vote on all matters submitted to shareholders of the Company on an as-converted basis and (iii) have a nominal liquidation preference. The Series E converted into common stock on September 8, 2014.

(A)	Share Exchange

In January 2014, the Company entered into the Share Exchange with Vaporin Florida. Pursuant to the Exchange Agreement, all of the issued and outstanding common stock of Vaporin Florida was exchanged for an aggregate of 700,000 shares of the Company’s common stock. Additionally, the holders of all of Vaporin Florida’s issued and outstanding Series A Preferred Stock and the holders of outstanding notes of Vaporin Florida in the aggregate principal amount of $285,710 (the “Vaporin Florida Notes”) exchanged all of the outstanding shares of Vaporin Florida’s Series A Preferred Stock and converted the Vaporin Florida Notes into an aggregate of 2,000 shares of the Company’s Series C Preferred Stock. This transaction was accounted for as a reverse recapitalization of Vaporin Florida whereby Vaporin Florida is considered the acquirer for accounting purposes. The Company is deemed to have issued 1,883,250 shares of common stock and 60,000 shares of Series A Preferred Stock which represents the outstanding common and preferred stock of the Company just prior to the closing of the transaction.

(B)	Private Placement

In January 2014, the Company entered into stock purchase agreements with accredited investors pursuant to which they purchased 115,000 shares of common stock and 100,000 shares of Series B Preferred Stock at a price of $5.00 per share for net proceeds of $1,043,500. The Company paid placement agent fees of $31,500 in connection with the sale of common and preferred stock.

On April 1, 2014, the Company closed on a private placement of 503,993 shares of the Company’s common stock to accredited investors at a price per share of $5.00. Subsequent closings took place on April 7, 2014 and May 6, 2014. The offering generated gross proceeds to the Company of $2,529,965. As compensation, the acting placement agent for the offering received a commission of 10% of the gross proceeds from the shares it sold and a number of five-year warrants equal to 10% of the shares it sold. To date, the Company has paid the placement agent $144,997 and issued the placement agent 28,999 five-year warrants exercisable at $5.00 per share. The net proceeds to the Company, after deducting placement agent fees, legal fees, filing fees and escrow expenses, were $2,290,768.

On August 29, 2014, the Company raised $880,000 in gross proceeds from the sale of 160,000 shares of common stock at a price of $5.50 per share in a private placement offering to four accredited investors. The Company has paid legal fees and escrow expenses related to the private placement of approximately $58,000 which resulted to a net proceeds to the Company of approximately $822,000.

On September 29, 2014, the Company raised $220,000 in gross proceeds from the sale of 40,000 shares of common stock at a price of $5.50 per share in a private placement offering to four accredited investors. The Company has paid legal fees, filing fees and escrow expenses related to the private placement of approximately $18,700 which resulted to a net proceeds to the Company of approximately $201,000.

The securities were not registered under the Securities Act and were issued and sold in reliance upon the exemption from registration contained in Section 4(a)(2) of the Act and Rule 506(b) promulgated thereunder.

(C)	Common stock for services

In March 2014, the Company issued an aggregate of 51,000 shares of the Company’s common stock to two consultants for consulting services rendered. The Company valued these common shares at the fair market value on the date of grant at approximately $5.00 per share or $255,000 based on the sale of commons stock in a private placement at $5.00 per common share. In connection with the issuance of these common shares, the Company recorded stock based consulting for the year ended December 31, 2014 of $255,000.

Between April 2014 and May 2014, the Company issued an aggregate of 102,000 shares of the Company’s common stock to various consultants for consulting and accounting service rendered. The Company valued these common shares at the fair market value on the date of grant at approximately $5.00 per share or $510,000 based on the sale of commons stock in a private placement at $5.00 per common share. In connection with the issuance of these common shares, the Company recorded stock based consulting for the year ended December 31, 2014 of $510,000.

On May 30, 2014, the Board of Directors approved the grant under the Plan of 400,000 restricted stock units (“RSU”) to Marlin Capital Investments, LLC, a consultant to the Company, 200,000 RSU’s to Greg Brauser, the Company’s Chief Operating Officer, and 200,000 RSU’s to Scott Frohman, the Company’s Chief Executive Officer and Director. All the RSU’s will vest quarterly in approximately equal installments over a three-year period from the date of issuance or upon a “change in control” as defined in the Plan, subject to the consultant’s or individual’s continued service to the Company on each applicable vesting date, with delivery of shares taking place on the third anniversary of the date of issuance. In connection with the grant of these RSU’s, the Company recorded stock based compensation and consulting in the year ended December 31, 2014 of $1,239,129.

Between July 2014 and August 2014, the Company issued an aggregate of 34,250 shares of the Company’s common stock to various consultants for consulting service rendered. In connection with the issuance of these common shares, the Company recorded stock based consulting for twelve year ended December 31, 2014 of $124,375.

In July 2014, the Company entered into a one-year employment agreement for a Vice President of Internet Marketing. The Company granted the executive 10,000 restricted shares of common stock and 5,000 stock options exercisable at $4.15 vesting quarterly over a three-year period. The Company valued these common shares at the fair market value on the date of grant at $5.00 per share or a total of $50,000 based on the quoted trading price on the grant date. In connection with the issuance of these common shares, the Company recorded stock based compensation for the year ended December 31, 2014 of $50,000. The 5,000 stock options were valued on the grant date at approximately $17,650 or $3.53 per option using a Black-Scholes option pricing model with the following assumptions: stock price of approximately $4.15 per share, volatility of 127%, expected term of 5 years, and a risk free interest rate of 1.70%.

Between October 2014 and December 2014, the Company issued an aggregate of 196,000 shares of the Company’s common stock to various consultants for consulting service rendered. In connection with the issuance of these common shares, the Company recorded stock based consulting for year ended December 31, 2014 of $355,120.

(D) Stock Options

A summary of the stock options for the twelve months ending December 31, 2014 and for the year ending December 31, 2013 and changes during the period are presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Recapitalization on January 24, 2014	6,000	20.00	8.69
Granted	5,000	4.15	5.00
Exercised	-	-	-
Forfeited	-	-	-
Cancelled	-	-	-
Balance outstanding at December 31, 2014	11,000	$12.80	6.29

Options exercisable at December 31, 2014	4,917	$19.00
Options expected to vest	4,583

Weighted average fair value of options granted during the twelve months ended December 31, 2014			$3.53

Stock options outstanding at December 31, 2014 as disclosed in the above table have no intrinsic value at the end of the period. For the twelve months ended December 31, 2014, total stock-based compensation related to the options was $3,284. The value of stock based compensation expense not yet recognized pertaining to unvested options and stock grants was approximately $2,047,883 at December 31, 2014.

(E) Stock Warrants

A summary of the status of the Company’s outstanding stock warrants for the twelve months ending December 31, 2014 and for the year ending December 31, 2013 and changes during the period then ended is as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Recapitalization on January 24, 2014	90,375	14.00	4.32
Granted	28,999	5.00	5.00
Cancelled	-	-	-
Forfeited	-	-	-
Exercised	-	-	-
Balance at December 31, 2014	119,374	$12.00	3.60

Warrants exercisable at December 31, 2014	119,374	$12.00	3.60

Weighted average fair value of warrants granted during the twelve months ended December 31, 2014		$5.00